Convertible Notes Payable (Tables)	2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Jan. 31, 2014
Schedule of Long-term Debt Instruments
The Company’s long-term debt consisted of the following at March 31, 2014 and January 31, 2014:

	March 31,	January 31,
	2014	2014

9% Senior Subordinated Convertible Notes due February 15, 2016, net of debt discount of $137,393 (March 31, 2014) and $186,897 (January 31, 2014)	$962,978	$950,522
8% Senior Subordinated Convertible Notes due February 1, 2015	-	150,000
Total Convertible Notes	962,978	1,100,522
Less: Current Portion	-	-
Long Term Portion	$962,978	$1,100,522

Convertible notes payable consist of the following:

	December 31,	March 31,
	2014	2014

9% Senior Subordinated Convertible Notes due February 15, 2016, net of debt discount of $81,263 (December 31, 2014) and $137,393 (March 31, 2014)	$1,019,106	$962,978
8% Senior Subordinated Convertible Note Payable to NNA due March 28, 2019, net of debt discount of $1,016,799	983,201	-
	$2,002,307	$962,978

The Company’s long-term debt consisted of the following at January 31:

	January 31,	January 31,
	2014	2013

10% Senior Subordinated Convertible Notes redeemed in fiscal year 2014	$-	$1,066,611
9% Senior Subordinated Convertible Notes due February 15, 2016, net of debt discount of $149,478 (January 31, 2014) and $186,897 (January 31, 2013)	950,522	693,103
8% Senior Subordinated Convertible Notes due February 1, 2015	150,000	150,000
Total Convertible Notes	1,100,522	1,909,714
Less: Current Portion	-	-
Long Term Portion	$1,100,522	$1,909,714

Schedule Of Debt Instruments Interest Expense
Interest expense associated with the convertible notes payable consisted of the following:
	Two months ended March 31,
	2014	2013
Interest expense	$19,680	$36,033
Amortization of loan fees and discount	23,380	41,460
	$43,060	$77,493

Interest expense associated with the convertible notes payable consisted of the following:

	Three months ended		Nine months ended
	December 31,		December 31,
	2014	2013	2014	2013
Interest expense	$66,188	$17,546	$144,069	$203,165
Amortization of loan fees and discount	67,532	84,210	164,854	164,976
	$133,720	$101,757	$308,923	$368,141

Interest expense associated with the convertible notes payable consisted of the following for the year ended January 31:

	2014	2013
Interest expense	$218,403	$137,000
Amortization of loan fees	96,454	5,831
Amortization of debt discount	134,601	676,055
	$449,458	$818,886

Schedule of total expense recognized for warrants for debt	stock dividends and reverse stock splits as follows:
Fees and expenses	$101,179

Fair value of placement agent warrants	$54,468

Schedule of Maturities of Long-term Debt [Table Text Block]	Convertible notes maturing after one year consists of the following:
Year ending January 31,
2016	$150,000
2017	$950,522

Warrant [Member]
Schedule Of Class Of Right Or Warrant Fair Value Assumption
The fair value of the warrants issued during the year ended January 31, 2014 was $50,937 based on the Company’s closing stock price at the transaction dates and weighted-average inputs to the Black-Scholes option pricing model as follows:

Exercise Price	$4.20
Expected Term (in years)	5.00
Volatility	48.0%
Dividend rate	0.0%
Interest rate	0.7%

Note Warrant [Member]
Schedule Of Class Of Right Or Warrant Fair Value Assumption
The fair value of the 9% Notes warrants was based on the Company’s closing stock price at the transaction date and inputs to the Black-Scholes option pricing model as follows:

Fair value of 9% Notes warrants	$186,897

Exercise price	$4.50
Expected life (years)	5.00
Volatility	36.70%
Risk-free interest rate	0.70%
Dividends	0.00%

Placement Agent Warrants [Member]
Schedule Of Class Of Right Or Warrant Fair Value Assumption
The fair value of the placement agent warrants was based on the Company’s closing stock price at the transaction date and inputs to the Black-Scholes option pricing model as follows:

Exercise price	$4.00
Expected life (years)	5.00
Volatility	36.70%
Risk-free interest rate	0.70%
Dividends	0.00%